INCOME TAX - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating loss carryforwards
Income tax rate (as a percent)	25.80%
Expected expense/(income) at Dutch statutory income tax rate of 25.8%	$ 3.6	$ (91.1)	$ (76.7)
Operating loss carryforward deducted (as percentage)	50.00%
Dutch entities of the Group other then Nebius Group N.V
Operating loss carryforwards
Net operating loss carryforwards	$ 459.7
USA
Operating loss carryforwards
Net operating loss carryforwards	$ 231.1
Netherlands.
Operating loss carryforwards
Income tax rate (as a percent)	25.80%	25.80%	25.80%
Net operating loss carryforwards	$ 140.6